Segment information (Schedule of Reconciliation of Total Adjusted EBITDA to Total Profit (Loss) Before Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Segment information [Line Items]
Adjusted EBITDA for reportable segments	$ 451,862	$ 540,779	$ 300,800
Unrealized gain on commodity risk management contracts		13,023	463
Depreciation	(120,934)	(96,692)	(88,969)
Share-based payment	(7,328)	(11,038)	(6,621)
Others	(146,698)	(106,537)	(99,428)
Operating profit	270,907	429,077	185,809
Financial expenses	(45,815)	(57,073)	(64,112)
Financial income	6,237	3,180	1,652
Foreign exchange (loss) gain	(16,820)	19,725	5,049
Profit before tax	214,509	394,909	128,398
Reportable segments [member]
Disclosure of Segment information [Line Items]
Adjusted EBITDA for reportable segments	451,862	540,779	300,800
Unrealized gain on commodity risk management contracts		13,023	463
Depreciation	(120,934)	(96,692)	(88,969)
Share-based payment	(7,328)	(11,038)	(6,621)
Impairment and write-off of unsuccessful exploration efforts	(42,895)	(25,789)	(16,596)
Lease accounting - IFRS 16	10,267	7,851	7,518
Others		943
Others	(20,065)		(10,786)
Operating profit	270,907	429,077	185,809
Financial expenses	(45,815)	(57,073)	(64,112)
Financial income	6,237	3,180	1,652
Foreign exchange (loss) gain	(16,820)	19,725	5,049
Profit before tax	$ 214,509	$ 394,909	$ 128,398